INVESTMENTS IN REAL ESTATE (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jul. 18, 2012 BPM Portfolio	Nov. 01, 2012 Utah Portfolio	Dec. 27, 2012 Texas Portfolio - Courtyards
Acquisition of senior housing facilities, aggregate purchase price		$ 143,300	$ 22,600	$ 21,500
Acquisition of senior housing facilities, number of beds		800	350	200
Federal Income Tax basis for Operating Real Estate	$ 190,100